Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 Other payables and accrued liabilities

Prepayment, deposit, and other receivables consisted of the following:

	December 31, 2022	December 31, 2023
	HK$’000	HK$’000	US$’000
Accrued salary	4,650	4,561	585
Income tax payable	-	17	2
Other payables	1,149	2,471	317
	5,799	7,049	904

*The amounts due to non-controlling interest were unsecured, non-interest bearing and repayable on demand.